Interest income and expense	12 Months Ended
Dec. 31, 2011
Interest income and expense [Abstract]
Interest income and expense

24. Interest income and expense

Interest income of EUR 41.2 million (2010: EUR 15.1 million and 2009: EUR 42.8 million) mainly relates to interest income on deposits, money market funds and on bank accounts, of which EUR 6.8 million (2010: EUR 3.6 million and 2009: EUR 27.9 million) relates to interest on cash pools which is reported on a gross basis in the consolidated statements of operations. From an economic and legal perspective this EUR 6.8 million (2010: EUR 3.6 million and 2009: EUR 27.9 million) interest income nets off against the same amount of interest expense.